Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue recognition
Disaggregation of revenue

	Successor		Predecessor
		January 16,	January 1,
		2020	2020
	Year Ended	Through	Through
	December 31,	December 31,	January 15,
(in thousands)	2021	2020	2020
Charging revenue, retail	$11,041	$5,583	$283
Charging revenue, OEM	812	1,313	80
Charging revenue, commercial	2,420	1,596	65
Network revenue, OEM	1,510	552	9
Ancillary revenue	3,408	1,758	99
Regulatory credit sales	3,023	2,247	990
Total revenue	$22,214	$13,049	$1,526

Contract assets and liabilities and liabilities activity

	December 31,	December 31,
(in thousands)	2021	2020
Contract assets	$32	$632
Contract liabilities	38,445	12,028

	Successor		Predecessor
		January 16,	January 1,
		2020	2020
	Year Ended	through	through
	December 31,	December 31,	January 15,
(in thousands)	2021	2020	2020
Beginning balance	$12,028	$9,091	$9,137
Additions	30,999	5,825	65
Recognized in revenue	(3,883)	(2,285)	(106)
Marketing activities	(699)	(603)	(5)
Ending balance	$38,445	$12,028	$9,091

Schedule of deferred revenue to be recognized

(in thousands)
2022	$2,273
2023	1,118
2024	585
2025	6
$3,982